Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	As of December 31,
	2024	2023

Accounts receivables	11,238	4,150
Allowances for credit losses	(312)	(312)
Accounts receivables, net	10,926	3,838

Schedule of Table Presents the Activity in the Allowance for Credit Losses

The following table presents the activity in the allowance for credit losses for the years ended December 31, 2024, and 2023:

	As of December 31,
	2024	2023

Opening balance	312	608
Credit loss expense	-	-
Charged off	-	(296)
Closing balance	312	312